Intangible Assets - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about intangible assets [abstract]
Development costs amortized useful life	10 years
Remaining useful life	7 years
Amortization expenses	$ 136,489	$ 135,045